Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

April 27, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust II (the “Trust”)
File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Tradr 2X Short CRML Daily ETF, Tradr 2X Short LITE Daily ETF, Tradr 2X Short MARA Daily ETF, Tradr 2X Short ONDS Daily ETF, Tradr 2X Short RDW Daily ETF, Tradr 2X Short SNDK Daily ETF, Tradr 2X Short STX Daily ETF, Tradr 2X Short USAR Daily ETF, Tradr 2X Short UUUU Daily ETF, Tradr 2X Short WDC Daily ETF, Tradr 2X Long ADI Daily ETF, Tradr 2X Long AXTI Daily ETF, Tradr 2X Long CPNG Daily ETF, Tradr 2X Long MPWR Daily ETF, Tradr 2X Long PDYN Daily ETF, Tradr 2X Long SIDU Daily ETF, Tradr 2X Long STX Daily ETF, Tradr 2X Long TER Daily ETF, Tradr 2X Long TTMI Daily ETF, Tradr 2X Long YSS Daily ETF, each a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 22, 2026.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777.

Sincerely,

/s/ Jackie Pisano
Jackie Pisano
Investment Managers Series Trust II